Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1,886	[1]	$ 2,521
Provision	1,038		1,428
Utilization and other(a)	(1,145)	[2]	(2,063)	[2]
Ending balance	1,779	[3]	1,886	[1]
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1,734	[1]	2,429
Provision	805		953
Utilization and other(a)	(854)	[2]	(1,648)	[1]
Ending balance	1,685	[3]	1,734	[1]
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0	[1]	0
Provision	165		325
Utilization and other(a)	(165)	[2]	(325)	[1]
Ending balance	0	[3]	0	[1]
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	152	[1]	92
Provision	68		150
Utilization and other(a)	(126)	[2]	(90)	[1]
Ending balance	$ 94	[3]	$ 152	[1]

[1]	Included in Other current liabilities ($1.2 billion) and Other noncurrent liabilities ($720 million).
[2]	Includes adjustments for foreign currency translation.
[3]	Included in Other current liabilities ($1.0 billion) and Other noncurrent liabilities ($767 million).